COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under noncancelable operating leases

Future minimum lease payments at December 31, 2015 under noncancelable operating leases with initial lease terms in excess of one year were as follows (in thousands):

	Year Ending December 31,
	Total	2016	2017	2018	2019	2020
Noncancelable operating leases	$ 6,383	$ 2,112	$ 1,437	$ 1,019	$ 1,027	$ 788

Schedule of commitments under letters of credit

Commitments under letters of credit at December 31, 2015 were scheduled to expire as follows (in thousands):

		Year Ending December 31,
	Total	2016	2017	2018	2019	2020	Thereafter
Letters of credit	$ 465	$—	$—	$—	$—	$—	$ 465